Financial Debt - Schedule of Financial Debt by Financing Sources (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 13, 2017 USD ($)	Jan. 20, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 26, 2015 USD ($)	Jun. 26, 2015 EUR (€)	May 01, 2014 USD ($)	Apr. 23, 2014 USD ($)	Apr. 23, 2014 EUR (€)	Sep. 02, 2013 EUR (€)	Jan. 31, 2013 EUR (€)	Nov. 20, 2012 EUR (€)	May 31, 2011 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	$ 2,955.3				$ 2,850.4	$ 2,884.8
High yield bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	1,573.9				1,430.1	1,438.4
Convertible Bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	396.0				332.9	329.0
Credit facility [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	470.5				548.9	540.1
Bank loans and other loans [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	4.6				94.2	131.1
Finance lease debt [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	58.1				75.6	86.1
Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	$ 2,840.5				$ 2,814.5	2,859.3
Term Loan Facility Agreement [member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2015
Borrowings maturity date	2019
Nominal amount	$ 342.0
Aggregate outstanding principal amount of notes	$ 337.4
Interest rate basis	Libor
Adjustment to interest rate basis	5.50%	5.50%
High Yield Bonds Due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2014
Borrowings maturity date	2020
Nominal amount		€ 400.0									$ 546.3	€ 400.0
Aggregate outstanding principal amount of notes	$ 479.5
Interest rate	5.875%	5.875%
High Yield Bonds Due 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2011
Borrowings maturity date	2021
Nominal amount	$ 650.0															$ 650.0
Aggregate outstanding principal amount of notes	$ 604.2
Interest rate	6.50%	6.50%														6.50%
High Yield Bonds Due 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2017
Borrowings maturity date	2021
Nominal amount	$ 71.0		$ 12.1	$ 58.6
Aggregate outstanding principal amount of notes	$ 70.7
Interest rate	6.50%	6.50%	6.50%	6.50%
High Yield Bonds Due 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2014
Borrowings maturity date	2022
Nominal amount	$ 500.0									$ 500.0
Aggregate outstanding principal amount of notes	$ 419.5
Interest rate	6.875%	6.875%
Convertible Bonds Due 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2012
Borrowings maturity date	2019
Nominal amount | €		€ 35.0													€ 360.0
Aggregate outstanding principal amount of notes	$ 40.2	€ 33.5				$ 34.0	€ 30.3
Interest rate	1.25%	1.25%
Convertible Bonds Due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2015
Borrowings maturity date	2020
Nominal amount		€ 325.0						$ 363.7	€ 325.1
Aggregate outstanding principal amount of notes	$ 355.8	€ 296.7
Interest rate	1.75%	1.75%
Other bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	$ 1.4
Fugro [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount | €													€ 225.0	€ 125.0
Aggregate outstanding principal amount of notes	$ 3.2
Interest rate														5.50%
Real estate finance lease [member]
Disclosure of detailed information about borrowings [Line Items]
Issuing date	2010
Borrowings maturity date	2022
Nominal amount | €		€ 75.0
Aggregate outstanding principal amount of notes	$ 57.7
Other finance lease [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	$ 0.4